EMPLOYEE BENEFITS - Amounts Recognized in Consolidated income Statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Current service cost	€ 0	€ 26	€ 55
Interest expense	25	0	0
Past service cost, net defined benefit liability (asset)	0	(518)	0
Post-employment benefit expense, defined benefit plans	25	(492)	55
Italian employee severance indemnity (TFR)
Disclosure of defined benefit plans [line items]
Current service cost	0	0	0
Interest expense	25	0	0
Past service cost, net defined benefit liability (asset)	0	0	0
Post-employment benefit expense, defined benefit plans	25	0	0
Pension plans
Disclosure of defined benefit plans [line items]
Current service cost	0	26	55
Interest expense	0	0	0
Past service cost, net defined benefit liability (asset)	0	(518)	0
Post-employment benefit expense, defined benefit plans	€ 0	€ (492)	€ 55